Short - term borrowings (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2026 CNY (¥)	Dec. 31, 2025 USD ($)
Short - term borrowings
Total amount of Short-term borrowings	¥ 409,530,006		¥ 328,500,000			$ 58,562,012
Short-term borrowings	208,500,000		113,500,000			29,815,103
Secured Loan	76,000,000		5,000,000			10,867,855
Secured short-term loan	¥ 201,030,006		¥ 215,000,000			$ 28,746,909
weighted average interest rate	3.34%		4.08%			3.34%
Interest expenses from short-term borrowings	¥ 18,853,444	$ 2,696,007	¥ 22,886,523	¥ 30,660,399
Interest Payable					¥ 2,952,306